Long-term Debt - Weighted average assumptions (Details)	Dec. 31, 2020
Maturity
Debt Instrument [Line Items]
Warrants measurement inputs	4
Risk-free interest rate
Debt Instrument [Line Items]
Warrants measurement inputs	0.27
Volatility
Debt Instrument [Line Items]
Warrants measurement inputs	85.00
Dividend yield
Debt Instrument [Line Items]
Warrants measurement inputs	0.00
Weighted average fair value per common share
Debt Instrument [Line Items]
Warrants measurement inputs	1.89